PRINCIPAL ACCOUNTING POLICIES - Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial information of the Group's VIEs
Total assets	$ 2,052,564		¥ 12,238,416		¥ 14,289,542
Total liabilities	445,076		4,420,220		3,098,532
Net income (loss)	75,584	¥ 526,202	1,244,441	¥ 372,763
Net cash provided by (used in) operating activities	253,065	1,761,773	1,792,942	1,441,563
Net cash provided by (used in) investing activities	(241,105)	(1,678,532)	(2,280,197)	(1,434,256)
Net cash provided by financing activities	40,417	281,376	145,121	424,415
Net increase (decrease) in cash	55,582	386,952	(318,604)	371,262
Cash and restricted cash, beginning of year	283,565	1,974,121	2,292,725	1,921,463
Cash and restricted cash, end of year	$ 339,147	2,361,073	1,974,121	2,292,725
VIE's
Financial information of the Group's VIEs
Total assets			521,044		478,635
Total liabilities			214,588		¥ 205,580
Total revenues		180,749	161,816
Net income (loss)		(33,419)	18,406	(4,088)
Net cash provided by (used in) operating activities		(24,841)	5,855	(7,131)
Net cash provided by (used in) investing activities		(22,232)	(83,936)	4,152
Net cash provided by financing activities		25,000	157,000	3,334
Net increase (decrease) in cash		(22,073)	78,919	355
Cash and restricted cash, beginning of year		86,801	7,882	7,527
Cash and restricted cash, end of year		¥ 64,728	¥ 86,801	¥ 7,882